Stockholders' Equity - Additional Information (Detail) - $ / shares	3 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Aggregate of share subject to possible redemption		21,582,057	21,768,560	21,797,092
Redeem of public warrants		if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.	if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Exercise of warrants description		the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.	the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Common stock conversion percentage		20.00%	20.00%
Redemption price per warrant		$ 0.01	$ 0.01
Number of shares not subject to forfeiture		750,000	750,000
Common Class A [Member]
Preferred stock, shares issued		1,417,943	1,231,440
Common stock, shares authorized		75,000,000	75,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		1,417,943	1,231,440
Common Stock, shares outstanding		1,417,943	1,231,440
Aggregate of share subject to possible redemption		21,582,057	21,768,560
Common Class A [Member] | Additional Shares [Member]
Percentage of shares of total equity under business combination	60.00%	60.00%
Common Class A [Member] | Additional Shares [Member] | Maximum [Member]
Business acquisition share price		$ 9.20	$ 9.20
Common Class B [Member]
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		5,750,000	5,750,000
Common Stock, shares outstanding		5,750,000	5,750,000
Number of shares not subject to forfeiture			750,000